Other Current Liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Other Current Liabilities
Payable for property and equipment		16,261	19,161
Accrued utility costs		8,590	7,563
Other taxes payable		11,882	12,370
Accrued professional fees		2,317	2,321
Advance receipts from depositary bank		451	450
Deferred rent-current		1,971	1,622
Reimbursement payable		6,112	4,077
Other		4,330	3,676
Other current liabilities	$ 8,367	51,914	51,240